Real Estate Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Schedule of real estate inventories

	December 31,
	2020	2019
	(dollars in thousands)
Deposits and pre-acquisition costs	$34,102	$24,794
Land held and land under development	221,055	178,183
Homes completed or under construction	395,926	369,364
Model homes	36,736	25,838
Total real estate inventory	$687,819	$598,179

Deposits and pre-acquisition costs include land deposits and other due diligence costs related to potential land acquisitions. Land held and land under development includes costs incurred during site development such as development, indirect costs, and permits. Homes completed or under construction and model homes include all costs associated with home construction, including land, development, indirect costs, permits, materials and labor.

In accordance with ASC 360, inventory is stated at cost, unless the carrying amount is determined not to be recoverable, in which case inventory is written down to its fair value. The Company reviews each real estate asset at the community-level, on a quarterly basis or whenever indicators of impairment exist. We generally determine the estimated fair value of each community by using a discounted cash flow approach based on the estimated future cash flows at discount rates that reflect the risk of the community being evaluated. The discounted cash flow approach can be impacted significantly by our estimates of future home sales revenue, home construction costs, and the applicable discount rate, all of which are Level 3 inputs.

For the year ended December 31, 2020 the Company recognized real estate inventory impairments of $3.4 million related to two communities in the California segment. In both instances, the Company determined that additional incentives were required to sell the remaining homes at estimated aggregate sales prices below the communities previous carrying values. The fair values for the communities impaired were calculated using discounted cash flow models using discount rates ranging from 7%-10%. For the year ended December 31, 2019 the Company did not recognize any real estate inventory impairments.